FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
New borrowing	$ 78,995	$ 512,727	$ 121,771
Payments of lease liabilities	49,323	45,617	48,947
Borrowings	616,811
Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	562,447	575,124
New borrowing	78,995	511,122
Amortization	(29,026)	(516,776)
Interest accrued	48,235	42,745
Interest paid	(46,445)	(39,161)
Amortization (addition) fees	1,873	(5,312)
Translation differences	732	(5,295)
Borrowings		562,447	575,124
Senior secured notes 2022 [Member] | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		505,611
New borrowing		0
Amortization	500,000	(500,000)
Interest accrued		4,084
Interest paid		(15,993)
Amortization (addition) fees		6,298
Translation differences		0
Borrowings			505,611
Premium Paid	7,650,000
Senior Secured Notes 2026 | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	503,945	0
New borrowing	0	500,000
Amortization		0
Interest accrued	40,000	35,555
Interest paid	(40,000)	(20,000)
Amortization (addition) fees	1,873	(11,610)
Translation differences	0	0
Borrowings	505,818	503,945	0
Super Senior Credit Facility | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,027	30,038
New borrowing	43,000	0
Amortization	(25,027)	(5,000)
Interest accrued	1,992	1,281
Interest paid	(942)	(1,292)
Amortization (addition) fees	0	0
Translation differences	0	0
Borrowings	44,050	25,027	30,038
Other borrowings | Third parties debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	33,475	39,475
New borrowing	35,995	11,122
Amortization	(3,999)	(11,776)
Interest accrued	6,243	1,825
Interest paid	(5,503)	(1,876)
Amortization (addition) fees	0	0
Translation differences	732	(5,295)
Borrowings	$ 66,943	$ 33,475	$ 39,475